CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]

5. CASH AND CASH EQUIVALENTS

    The balance at December 31, 2021 consists of $3,294,174 in cash and $11,042,904 held in short-term investments (December 31, 2020 - $27,653,951 in cash and $1,407,191 in short-term investments; January 1, 2020 - $17,362,582 in cash and $6,754,562 in short-term investments) on deposit with major Canadian and US banks. Short-term investments are redeemable on a monthly basis, with the annual interest rates ranging between 0.40% (investments in US$) and 0.25% (investments in C$). As of December 31, 2021, the Company held approximately 98% (December 31, 2020 - 93%; January 1, 2020 - 39%) of its cash and short-term investments in US dollar.